Warrant Liabilities (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Sep. 30, 2021
Warrant Liabilities (Details) [Line Items]
Private warrants		2,875,000
Warrant per share, description		●Each whole warrant entitles the holder to purchase one ordinary share at an exercise price of $11.50 ●The warrant is exercisable post Transaction and expires on the earlier of: –5 years after the completion of the Transaction, i.e. September 29, 2026 –the Redemption Date, or –the liquidation of the Group. ●The Group may redeem the outstanding warrants, in whole and not in part, at a price of $0.01 per warrant at any time while the warrants are exercisable upon a minimum of 30 days prior written notice of redemption: –if, and only if, the last sales price of the common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalization and the like) on each of twenty (20) trading days within any thirty (30) trading day period ending on the third trading day prior to the date on which notice of redemption is given. –however, that if and when the Public Warrants become redeemable by the Group, the Group may not exercise such redemption right if the issuance of Ordinary Shares upon exercise of the Public Warrants is not exempt from registration or qualification under applicable state blue sky laws or the Group is unable to effect such registration or qualification. ●The Public Warrants may be exercised, for cash (or on a “cashless basis”) at any time after notice of redemption shall have been given by the Company and prior to the Redemption Date. The Public Warrants are redeemable on the occurrence of change in control (merger, re-organization, tender offer, exchange), and the Group does not have an unconditional right to avoid delivering cash, the Public Warrants meet the criteria for classification as a financial liability. In addition, Warrants may be settled in a variable number of shares in case of cashless basis of exercise. Therefore, the Public Warrants meet the criteria for classification as financial liability. Additionally, Public Warrants also meet the definition of a derivative, which may be settled other than by the exchange of a fixed amount of cash for a fixed number of the entity’s shares. Therefore, Public Warrants are derivatives that are classified as financial liability. The public warrants were traded on Nasdaq and the closing trade price on 29 September, 2021 was used to measure their fair value. On 30 September, 2021, the warrants had a fair value of $21,600 (20,000,000 warrants valued at $1.08 each), which is included as a Finance expense in the consolidated statement of profit or loss. Note 25.2. Private warrants 2021 2020 2019 As of January 1 $— $— $— Acquired private warrants $7,363 $— $— Fair value remeasurement $(251) $— $— As of December 31 $7,112 $— $— Simultaneously with the closing of the initial public offering of the SPAC, the SPAC consummated the sale of 6,250,000 warrants (the “SPAC Private Placement Warrants”) at a price of $1.00 per warrant in a private placement to the SPAC Sponsors, generating gross proceeds of $6,250. Pursuant to the Business Combination Agreement, the Company entered into an Assignment, Assumption and Amendment Agreement with SPAC and the Warrant Agent to amend and assume SPAC’s obligations under the existing Warrant Agreement and to give effect to the conversion of SPAC public warrants and SPAC Private Placement Warrants to Holdco public warrants and Holdco private warrants (the “Private Warrants”), respectively. Additionally, immediately prior to the consummation of the Transaction, the SPAC Sponsors forfeited 2,875,000 SPAC Private Placement Warrants and, in connection with consummation of the Transaction, placed 2,875,000 Private Warrants in escrow. The Private Warrants have the following terms: ●Each warrant entitles the holder to purchase one ordinary share at an exercise price of $11.50 per share. Only whole warrants are exercisable. ●Exercisable post Transaction and expires on the earlier of: –5 years after the completion of the Transaction, –the Redemption Date, or –the liquidation of the Group.
Fair value (in Dollars)			$ 21,600
Warrants shares			20,000,000
Warrants per share (in Dollars per share)			$ 1.08
Sale of warrants		6,250,000
Private placement warrant per share (in Dollars per share)		$ 1
Generating gross proceeds (in Dollars)		$ 6,250
Forfeited shares of private placement warrants		2,875,000
Private warrants in escrow shares		2,875,000
Warrant purchase of ordinary per share (in Dollars per share)		$ 1
Exercise price of per share (in Dollars per share)		$ 11.5
Business combination expires		5 years
Sponsors agreed to forfeit of private placement warrants	2,875,000
Expiration date	5 years
First Level Release Target [Member]
Warrant Liabilities (Details) [Line Items]
Sponsor private warrants shares	1,437,500
Exceeds ordinary per shares (in Dollars per share)	$ 12.5
Expiration date	5 years
Second Level Release Target [Member]
Warrant Liabilities (Details) [Line Items]
Sponsor private warrants shares	1,437,500
Exceeds ordinary per shares (in Dollars per share)	$ 13